Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Assets and Liabilities (Tables) [Abstract]
Fair Value, Measurements from Independent Brokers or Independent Third Party Pricing Services

	Independent brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2011
Trading assets (excluding derivatives)	$-	446	7	1,086	1,564	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	868	5,748	-
Securities of U.S. states and political subdivisions	-	16	-	-	21,014	-
Mortgage-backed securities	-	2,342	43	-	118,107	186
Other debt securities	-	1,091	8,163	-	26,222	145
Total debt securities	-	3,449	8,206	868	171,091	331
Total marketable equity securities	-	-	-	33	665	3
Total securities available for sale	-	3,449	8,206	901	171,756	334
Derivatives (trading and other assets)	-	17	44	-	834	-
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	11	43	-	850	-
Other liabilities	-	22	-	6	249	-

December 31, 2010
Trading assets (excluding derivatives)	$-	1,211	6	21	2,123	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	936	263	-
Securities of U.S. states and political subdivisions	-	15	-	-	14,055	-
Mortgage-backed securities	-	3	50	-	102,206	169
Other debt securities	-	201	4,133	-	14,376	606
Total debt securities	-	219	4,183	936	130,900	775
Total marketable equity securities	-	-	-	201	727	16
Total securities available for sale	-	219	4,183	1,137	131,627	791
Derivatives (trading and other assets)	-	15	44	-	740	8
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	-	46	-	841	-
Other liabilities	-	20	-	-	393	-

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2011
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$3,342	3,638	-	-		6,980
Securities of U.S. states and political subdivisions	-	2,438	53	-		2,491
Collateralized debt obligations(1)	-	-	1,582	-		1,582
Corporate debt securities	-	6,479	97	-		6,576
Mortgage-backed securities	-	34,959	108	-		35,067
Asset-backed securities	-	1,093	190	-		1,283
Equity securities	1,682	172	4	-		1,858
Total trading securities	5,024	48,779	2,034	-		55,837
Other trading assets	1,847	68	115	-		2,030
Total trading assets (excluding derivatives)	6,871	48,847	2,149	-		57,867
Securities of U.S. Treasury and federal agencies	869	6,099	-	-		6,968
Securities of U.S. states and political subdivisions	-	21,077	11,516	-		32,593
Mortgage-backed securities:
Federal agencies	-	96,754	-	-		96,754
Residential	-	17,775	61	-		17,836
Commercial	-	17,918	232	-		18,150
Total mortgage-backed securities	-	132,447	293	-		132,740
Corporate debt securities	317	17,792	295	-		18,404
Collateralized debt obligations(2)	-	-	8,599	-		8,599
Asset-backed securities:
Auto loans and leases	-	86	6,641	-		6,727
Home equity loans	-	650	282	-		932
Other asset-backed securities	-	8,326	2,863	-		11,189
Total asset-backed securities	-	9,062	9,786	-		18,848
Other debt securities	-	1,044	-	-		1,044
Total debt securities	1,186	187,521	30,489	-		219,196
Marketable equity securities:
Perpetual preferred securities (3)	552	631	1,344	-		2,527
Other marketable equity securities	814	53	23	-		890
Total marketable equity securities	1,366	684	1,367	-		3,417
Total securities available for sale	2,552	188,205	31,856	-		222,613
Mortgages held for sale	-	41,381	3,410	-		44,791
Loans held for sale	-	1,176	-	-		1,176
Loans	-	5,893	23	-		5,916
Mortgage servicing rights (residential)	-	-	12,603	-		12,603
Derivative assets:
Interest rate contracts	-	91,022	1,055	-		92,077
Commodity contracts	-	4,351	-	-		4,351
Equity contracts	471	2,737	560	-		3,768
Foreign exchange contracts	35	4,873	16	-		4,924
Credit contracts	-	2,219	1,357	-		3,576
Other derivative contracts	-	-	-	-		-
Netting	-	-	-	(81,143)	(4)	(81,143)
Total derivative assets (5)	506	105,202	2,988	(81,143)		27,553
Other assets	88	135	244	-		467
Total assets recorded at fair value	$10,017	390,839	53,273	(81,143)		372,986
Derivative liabilities:
Interest rate contracts	$(4)	(88,164)	(446)	-		(88,614)
Commodity contracts	-	(4,234)	-	-		(4,234)
Equity contracts	(229)	(2,797)	(635)	-		(3,661)
Foreign exchange contracts	(31)	(3,324)	(23)	-		(3,378)
Credit contracts	-	(2,099)	(3,355)	-		(5,454)
Other derivative contracts	-	-	(117)	-		(117)
Netting	-	-	-	89,990	(4)	89,990
Total derivative liabilities (6)	(264)	(100,618)	(4,576)	89,990		(15,468)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(3,820)	(919)	-	-		(4,739)
Securities of U.S. states and political subdivisions	-	(2)	-	-		(2)
Corporate debt securities	-	(4,112)	-	-		(4,112)
Equity securities	(944)	(298)	-	-		(1,242)
Other securities	-	(737)	-	-		(737)
Total short sale liabilities	(4,764)	(6,068)	-	-		(10,832)
Other liabilities	-	(98)	(44)	-		(142)
Total liabilities recorded at fair value	$(5,028)	(106,784)	(4,620)	89,990		(26,442)

  Includes collateralized loan obligations of $583 million that are classified as trading assets.
  Includes collateralized loan obligations of $8.1 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading liabilities.

(continued from previous page)

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2010
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$1,340	3,335	-	-		4,675
Securities of U.S. states and political subdivisions	-	1,893	5	-		1,898
Collateralized debt obligations (1)	-	-	1,915	-		1,915
Corporate debt securities	-	10,164	166	-		10,330
Mortgage-backed securities	-	9,137	117	-		9,254
Asset-backed securities	-	1,811	366	-		2,177
Equity securities	2,143	625	34	-		2,802
Total trading securities	3,483	26,965	2,603	-		33,051
Other trading assets	816	987	136	-		1,939
Total trading assets (excluding derivatives)	4,299	27,952	2,739	-		34,990
Securities of U.S. Treasury and federal agencies	938	666	-	-		1,604
Securities of U.S. states and political subdivisions	-	14,090	4,564	-		18,654
Mortgage-backed securities:
Federal agencies	-	82,037	-	-		82,037
Residential	-	20,183	20	-		20,203
Commercial	-	13,337	217	-		13,554
Total mortgage-backed securities	-	115,557	237	-		115,794
Corporate debt securities	-	9,846	433	-		10,279
Collateralized debt obligations (2)	-	-	4,778	-		4,778
Asset-backed securities:
Auto loans and leases	-	223	6,133	-		6,356
Home equity loans	-	998	112	-		1,110
Other asset-backed securities	-	5,285	3,150	-		8,435
Total asset-backed securities	-	6,506	9,395	-		15,901
Other debt securities	-	370	85	-		455
Total debt securities	938	147,035	19,492	-		167,465
Marketable equity securities:
Perpetual preferred securities (3)	721	677	2,434	-		3,832
Other marketable equity securities	1,224	101	32	-		1,357
Total marketable equity securities	1,945	778	2,466	-		5,189
Total securities available for sale	2,883	147,813	21,958	-		172,654
Mortgages held for sale	-	44,226	3,305	-		47,531
Loans held for sale	-	873	-	-		873
Loans	-	-	309	-		309
Mortgage servicing rights (residential)	-	-	14,467	-		14,467
Derivative assets:
Interest rate contracts	-	67,380	869	-		68,249
Commodity contracts	-	4,133	-	-		4,133
Equity contracts	511	2,040	721	-		3,272
Foreign exchange contracts	42	4,257	51	-		4,350
Credit contracts	-	2,148	3,198	-		5,346
Other derivative contracts	8	-	-	-		8
Netting	-	-	-	(63,469)	(4)	(63,469)
Total derivative assets (5)	561	79,958	4,839	(63,469)		21,889
Other assets	38	45	314	-		397
Total assets recorded at fair value	$7,781	300,867	47,931	(63,469)		293,110
Derivative liabilities:
Interest rate contracts	$(7)	(62,769)	(792)	-		(63,568)
Commodity contracts	-	(3,917)	(1)	-		(3,918)
Equity contracts	(259)	(2,291)	(946)	-		(3,496)
Foreign exchange contracts	(69)	(3,351)	(42)	-		(3,462)
Credit contracts	-	(2,199)	(4,215)	-		(6,414)
Other derivative contracts	-	-	(35)	-		(35)
Netting	-	-	-	70,009	(4)	70,009
Total derivative liabilities (6)	(335)	(74,527)	(6,031)	70,009		(10,884)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(2,827)	(1,129)	-	-		(3,956)
Corporate debt securities	-	(3,798)	-	-		(3,798)
Equity securities	(1,701)	(178)	-	-		(1,879)
Other securities	-	(347)	-	-		(347)
Total short sale liabilities	(4,528)	(5,452)	-	-		(9,980)
Other liabilities	-	(36)	(344)	-		(380)
Total liabilities recorded at fair value	$(4,863)	(80,015)	(6,375)	70,009		(21,244)

  Includes collateralized loan obligations of $671 million that are classified as trading assets.
  Includes collateralized loan obligations of $4.2 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges and derivatives included in trading liabilities.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(3)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(4)
Total securities
available for sale	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(5)
Loans	309	13	-	(299)	-	-	23	-	(5)
Mortgage servicing rights	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(5)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(6)
Other assets	314	12	-	(82)	-	-	244	3	(2)

Short sale liabilities	-	-	-	-	-	-	-	-	(2)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2010
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	2	-	(11)	9	-	5	1
Collateralized debt obligations	1,133	418	-	364	-	-	1,915	11
Corporate debt securities	223	9	-	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	-	101	-	(123)	117	(17)
Asset-backed securities	497	80	-	(141)	1	(71)	366	67
Equity securities	36	1	-	(5)	2	-	34	(2)
Total trading securities	2,040	503	-	375	21	(336)	2,603	76
Other trading assets	271	(35)	-	(19)	-	(81)	136	10
Total trading assets
(excluding derivatives)	2,311	468	-	356	21	(417)	2,739	86	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)
Total mortgage-backed
securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)
Corporate debt securities	367	7	68	(113)	259	(155)	433	-
Collateralized debt obligations	3,725	210	96	959	-	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	-	6,133	-
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)
Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)
Other debt securities	77	(15)	11	12	-	-	85	-
Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40)	(3)
Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	-
Other marketable equity securities	88	-	5	(21)	14	(54)	32	-
Total marketable
equity securities	2,393	100	(26)	(15)	94	(80)	2,466	-	(4)
Total securities
available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)
Mortgages held for sale	3,523	43	-	(253)	380	(388)	3,305	39	(5)
Loans	-	55	-	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	-	4,092	-	(118)	14,467	(2,957)	(5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	-	(3,482)	159	-	77	(266)
Commodity contracts	-	(1)	-	-	-	-	(1)	(1)
Equity contracts	(344)	(104)	-	169	-	54	(225)	(19)
Foreign exchange contracts	(1)	21	-	(11)	-	-	9	-
Credit contracts	(330)	(675)	-	(18)	6	-	(1,017)	(644)
Other derivative contracts	(43)	4	-	4	-	-	(35)	-
Total derivative contracts	(832)	2,759	-	(3,338)	165	54	(1,192)	(930)	(6)
Other assets	1,373	29	-	(103)	4	(989)	314	(38)	(2)
Short sale liabilities
(corporate debt securities)	(26)	(2)	-	(37)	-	65	-	-	(2)
Other liabilities (excluding derivatives)	(10)	(55)	-	94	(1,038)	665	(344)	(58)	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

(continued from previous page)

							Net unrealized
		Total net gains		Purchases,			gains (losses)
		(losses) included in		sales,	Net		included in net
			Other	issuances	transfers		income related
	Balance,		compre-	and	into and/	Balance,	to assets and
	beginning	Net	hensive	settlements,	or out of	end	liabilities held
(in millions)	of year	income	income	net	Level 3	of year	at period end (1)
Year ended December 31, 2009
Trading assets (excluding derivatives)	$3,495	202	2	(1,749)	361	2,311	276	(2)
Securities available for sale:
Securities of U.S. states and political subdivisions	903	23	-	25	(133)	818	(8)
Mortgage-backed securities:
Federal agencies	4	-	-	-	(4)	-	-
Residential	3,510	(74)	1,092	(759)	(2,685)	1,084	(227)
Commercial	286	(220)	894	41	798	1,799	(112)
Total mortgage-backed securities	3,800	(294)	1,986	(718)	(1,891)	2,883	(339)
Corporate debt securities	282	3	61	(7)	28	367	-
Collateralized debt obligations	2,083	125	577	623	317	3,725	(84)
Other	12,799	136	1,368	584	(2,300)	12,587	(94)
Total debt securities	19,867	(7)	3,992	507	(3,979)	20,380	(525)	(3)
Marketable equity securities:
Perpetual preferred securities	2,775	104	144	(723)	5	2,305	(1)
Other marketable equity securities	50	-	(2)	63	(23)	88	-
Total marketable equity securities	2,825	104	142	(660)	(18)	2,393	(1)	(4)
Total securities available for sale	$22,692	97	4,134	(153)	(3,997)	22,773	(526)
Mortgages held for sale	$4,718	(96)	-	(921)	(178)	3,523	(109)	(5)
Mortgage servicing rights	14,714	(4,970)	-	6,260	-	16,004	(1,534)	(5)
Net derivative assets and liabilities	37	1,439	-	(2,291)	(17)	(832)	(799)	(6)
Other assets (excluding derivatives)	1,231	10	-	132	-	1,373	12	(2)
Liabilities (excluding derivatives)	(16)	(11)	-	1	(10)	(36)	14	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation Detail

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total securities
available for sale	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis

	Carrying value at year end
(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Mortgages held for sale (1)	$-	1,019	1,166	2,185
Loans held for sale	-	86	-	86
Loans:
Commercial	-	1,501	13	1,514
Consumer	-	4,163	4	4,167
Total loans (2)	-	5,664	17	5,681
Mortgage servicing rights (amortized)	-	-	293	293
Other assets (3)	-	537	67	604

December 31, 2010
Mortgages held for sale (1)	$-	2,000	891	2,891
Loans held for sale	-	352	-	352
Loans:
Commercial	-	2,480	67	2,547
Consumer	-	5,870	18	5,888
Total loans (2)	-	8,350	85	8,435
Mortgage servicing rights (amortized)	-	-	104	104
Other assets (3)	-	765	82	847

  Predominantly real estate 1-4 family first mortgage loans measured at LOCOM.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis

(in millions)
Year ended December 31, 2011
Mortgages held for sale	$29
Loans held for sale	22
Loans:
Commercial	(1,043)
Consumer	(4,905)
Total loans (1)	(5,948)
Mortgage servicing rights (amortized)	(34)
Other assets (2)	(256)
Total	$(6,187)

Year ended December 31, 2010
Mortgages held for sale	$(20)
Loans held for sale	(1)
Loans:
Commercial	(1,306)
Consumer	(6,881)
Total loans (1)	(8,187)
Mortgage servicing rights (amortized)	(3)
Other assets (2)	(301)
Total	$(8,512)

  Represents write-downs of loans based on the appraised value of the collateral.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value Investments in Entites that Calculate Net Asset Value Per Share

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2011
Offshore funds	$352	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	22	-	Daily - Annually	5 - 95 days
Private equity funds	976	240	N/A	N/A
Venture capital funds	83	28	N/A	N/A
Total	$1,434	268
December 31, 2010
Offshore funds	$1,665	-	Daily - Annually	1 - 180 days
Funds of funds	63	-	Monthly - Quarterly	10 - 90 days
Hedge funds	23	-	Monthly - Annually	30 - 120 days
Private equity funds	1,830	669	N/A	N/A
Venture capital funds	88	36	N/A	N/A
Total	$3,669	705

N/A - Not applicable

Fair Value Option, Carrying Amount

	December 31, 2011				December 31, 2010
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$44,791	43,687	1,104	(1)	47,531	47,818	(287)	(1)
Nonaccrual loans	265	584	(319)		325	662	(337)
Loans 90 days or more past due and still accruing	44	56	(12)		38	47	(9)
Loans held for sale:
Total loans	1,176	1,216	(40)		873	897	(24)
Nonaccrual loans	25	39	(14)		1	7	(6)
Loans:
Total loans	5,916	5,441	475		309	348	(39)
Nonaccrual loans	32	32	-		13	16	(3)
Loans 90 days or more past due and still accruing	-	-	-		2	2	-
Long-term debt	-	-	-		306	353	(47)

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.

Fair Value Option, Gains and Losses

	2011			2010			2009
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$6,084	-	-	6,512	-	-	4,891	-	-
Loans held for sale	-	-	32	-	-	24	-	-	99
Loans	13	-	80	55	-	-	-	-	-
Long-term debt	(11)	-	-	(48)	-	-	-	-	-
Other interests held	-	(25)	-	-	(13)	-	-	117	-

Fair Value Option, Instrument Specific Credit Risk

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(144)	(28)	(277)
Loans held for sale	32	24	63
Total	$(112)	(4)	(214)

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value

	December 31,
	2011		2010
	Carrying	Estimated	Carrying	Estimated
(in millions)	amount	fair value	amount	fair value
Financial assets
Mortgages held for sale (1)	$3,566	3,566	4,232	4,234
Loans held for sale (2)	162	176	417	441
Loans, net (3)	731,308	723,867	721,016	710,147
Nonmarketable equity investments (cost method)	8,061	8,490	8,494	8,814
Financial liabilities
Deposits	920,070	921,803	847,942	849,642
Long-term debt (4)	125,238	126,484	156,651	159,996	(3)

  Balance excludes MHFS for which the fair value option was elected.
  Balance excludes LHFS for which the fair value option was elected.
  Loans exclude balances for which the fair value option was elected. At December 31, 2010, long-term debt excludes balances for which the fair value option was elected. Loans exclude lease financing with a carrying amount of $13.1 billion at both December 31, 2011 and 2010, respectively.
  The carrying amount and fair value exclude obligations under capital leases of $116 million and $26 million at December 31, 2011 and 2010, respectively.